Borrowings	6 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
BORROWINGS

NOTE 10 – BORROWINGS

Short-term borrowings

Short-term borrowings consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Short-term loans from related parties	$178,124	$90,024
Short-term loans from third-party individuals	649,794	403,030
Total short-term borrowings	$827,918	$493,054

Short-term borrowings included loans from various individuals and entities that are unsecured. As of September 30, 2024 and March 31, 2024, short-term loans from related parties represent the loan of $178,124 and $90,024 the Company borrowed from Jun Zheng which has no fixed term and bear interest of 6%, respectively.

Short-term loans from third-party individuals represents the loan of $649,794 and $403,030 the Company borrowed from several unaffiliated individuals as of September 30, 2024 and March 31, 2024, which were valid from March 24, 2024 to March 23, 2025 and bears interest from 6% to 18%. The portion of the interest exceeding the normal bank personal loan rate of 6% is personally borne by the Company’s CEO, Feng Zhou.

As of September 30, 2024 and March 31, 2024, the total amount of these loans was $827,918 and $493,054, respectively. The Company recorded interest expenses of $19,723 and $5,822 on these short-term loans for the six months ended September 30, 2024 and 2023, respectively.

Long-term borrowings

Long-term borrowings consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024
Car loans
Current portion	$9,080	$7,479
Non-current portion	15,595	20,181
Total car loans	$24,675	$27,660

	September 30, 2024 (Unaudited)	March 31, 2024
Bank loans
Current portion	$-	$13,850
Non-current portion	99,749	96,948
Total long-term bank loans	$99,749	$110,798

Long-term bank loans are loans the Company borrowed from Jiangsu Taizhou Rural Commercial Bank which are valid from November 2, 2022 to November 1, 2025 and bear interest of 6%. As of September 30, 2024 and March 31, 2024, the total amount of these loans was $99,749 and $110,798, respectively. The Company recorded interest expenses for the bank loans of $2,916 and $2,946 for the six months ended September 30, 2024 and 2023, respectively.

As of September 30, 2024 and March 31, 2024, one car loan of $24,675 and $27,660, respectively, at 18% annual interest rate is valid from February 1, 2023 to January 30, 2028. The car was pledged as collateral for the loan until full settlement. The Company recorded interest expense for the car loan of $675 and $682 for six months ended September 30, 2024 and 2023, respectively.

Future loan payments as of September 30, 2024 is as follows:

	RMB	USD

One year	5,864,000	$835,613
Two years	754,000	107,444
Three years	54,000	7,695
Four years	11,160	1,590
Total payment	6,683,160	$952,342